Statements of Operations - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
General and administrative expenses	$ 8,830	$ 1,587,728	$ 38,271	$ 489,780
Loss from operations	(8,830)	(1,587,728)	(38,271)	(489,780)
Interest income	11	1,125,994	329,261	3,085,067
Net (loss) income	$ (8,819)	$ (461,734)	$ 290,990	$ 2,595,287
Class A Ordinary Shares [Member]
Weighted average shares outstanding	0	20,000,000	10,000,000	20,000,000
Basic and diluted net income (loss) per share		$ 0.06	$ 0.03	$ 0.15
Class B Ordinary Shares [Member]
Weighted average shares outstanding	5,000,000 [1]	5,000,000	5,000,000	5,000,000
Basic and diluted net income (loss) per share	$ 0.00	$ (0.32)	$ (0.01)	$ (0.10)

[1]	Excludes an aggregate of up to 750,000 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter. On March 29, 2018, the over-allotment option expired, and 750,000 Class B ordinary shares were forfeited.